                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
                      is an investment company consisting of 11 separate Funds (the "Funds"):
                                       Oppenheimer Aggressive Growth Fund/VA
                                             Oppenheimer Bond Fund/VA
                                     Oppenheimer Capital Appreciation Fund/VA
                                       Oppenheimer Global Securities Fund/VA
                                          Oppenheimer High Income Fund/VA
                                         Oppenheimer Main Street Fund(R)/VA
                    (named "Oppenheimer Main Street(R)Growth & Income Fund" prior to May 1, 2003)
                                    Oppenheimer Main Street Small Cap Fund(R)/VA
                                             Oppenheimer Money Fund/VA
                                      Oppenheimer Multiple Strategies Fund/VA
                                        Oppenheimer Strategic Bond Fund/VA
                                             Oppenheimer Value Fund/VA

                                     Supplement dated December 2, 2003 to the
                               Statement of Additional Information dated May 1, 2003

         The Statement of Additional Information is changed as follows:

1.       The supplement dated November 5, 2003 is replaced with this supplement.

2.       The section titled "Loans of Portfolio Securities" on page 20 is deleted and replaced with the following:

              "Loans of Portfolio  Securities.  Bond Fund/VA,  High Income Fund/VA, Main Street Fund(R)/VA,
              Main Street Small Cap Fund(R)/VA,  Multiple Strategies Fund/VA and Strategic Bond Fund/VA may
              lend their respective  portfolio  securities  pursuant to the Securities  Lending Agreement
              (the  "Securities  Lending  Agreement")  with JP Morgan Chase,  subject to the restrictions stated in the  Prospectuses.  The Funds will lend such  portfolio  securities to attempt to increase their income.  Under the Securities  Lending  Agreement and applicable  regulatory requirements  (which are subject to change),  the loan  collateral  must,  on each business day,  be at least  equal to the value of the loaned  securities  and must  consist of cash, bank  letters  of  credit  or  securities  of the  U.S.  government  (or  its  agencies  or instrumentalities),  or other cash  equivalents  in which that Fund is permitted to invest.
              To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP Morgan
              Chase,  as  agent,  amounts  demanded  by the  Funds if the  demand  meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP
              Morgan Chase and the Funds.  The Funds will  receive,  pursuant to the  Securities  Lending
              Agreement,  80% of all annual  net income  (i.e.,  net of  rebates  to the  Borrower)  from securities lending  transactions.  JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned  securities  and to be  responsible  for expenses relating  to  securities  lending.  The  Funds  will be  responsible,  however,  for  risks associated  with the investment of cash  collateral,  including the risk that the issuer of the  security in which the cash  collateral  has been  invested  defaults.  The  Securities
              Lending  Agreement  may be  terminated  by either JP Morgan  Chase or the Funds on 30 days'
              written  notice.  The terms of the Fund's loans must also meet  applicable  tests under the
              Internal Revenue Code and permit the Funds to reacquire loaned  securities on five business days' notice or in time to vote on any important matter."

3.       Effective  October 27, 2003 Mr.  Richard  Grabish was elected as a Trustee of all the Board II Funds (with the exception of  Oppenheimer  Senior  Floating Rate Fund).  The first  sentence of last  paragraph  under the section titled "Board of Trustees and Oversight Committees" on page 44 is revised to read as follows:

         The  members  of the Review  Committee  are Jon S.  Fossel  (Chairman),  Robert G. Avis,  Richard
         Grabish, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.

4.       The first two  paragraphs  of the  section  titled  "Trustees  and  Officers  of the Fund" on pages 44 are revised to read as follows:

         Trustees and Officers of the Fund.  Except for Messrs.  Murphy and Grabish,  each of the Trustees are  "Independent  Trustees"  under the  Investment  Company  Act. Mr.  Murphy is an  "Interested
         Trustee,"  because he is  affiliated  with the Manager by virtue of his  positions  as an officer and director of the Manager,  and as a shareholder of its parent company.  Mr. Murphy was elected as a  Trustee  of the Fund  with the  understanding  that in the  event he ceases to be the chief executive  officer of the  Manager,  he will  resign as a trustee of the Fund and the other Board
         II Funds  (defined  below) for which he is a trustee or director.  Mr.  Grabish is an "Interested
         Trustee" because he is affiliated with Centennial  Asset  Management  Corporation (a wholly-owned investment  advisory  subsidiary of the Manager),  by virtue of his positions with A.G. Edwards &
         Sons,  Inc. and its  affiliates (as described in his biography  below),  which is a partial owner of the Manager's parent company.

                  The Fund's  Trustees and officers and their  positions  held with the Fund and length of service in such  position(s) and their principal  occupations  and business  affiliations  during the past five  years are  listed  in the chart  below.  The  information  for the  Trustees  also includes the dollar range of shares of the Fund as well as the  aggregate  dollar range of shares beneficially  owned  in  any of the  Oppenheimer  funds  overseen  by  the  Trustees.  All of the
         Trustees are also  trustees or  directors  of the  following  Oppenheimer  funds  (except for Ms.
         Hamilton and Messrs.  Grabish and Malone,  who are not Trustees of  Oppenheimer  Senior  Floating
         Rate Fund) (referred to as "Board II Funds"):

5.       The first sentence of the first paragraph on page 45 is replaced with the following:

         Messrs. Murphy, Molleur,  Reinganum,  O'Hare, Evans, Kourkoulakos,  Leavy, Levine,  Manioudakis,
         Monoyios,  Steinmetz,  Wilby,  Zavanelli,  Zack, Vottiero, and Weiss, and Mess. Bechtolt,  Feld,
         Putnam,  Switzer,  Wolf and Ives  who are  officers  of the  Funds,  respectively  hold the same offices with one or more of the other Board II Funds as with the Funds.

6.       The  following  biography  is added to page 49  directly  above  the  chart for  "Interested  Trustee  and
     Officer":

         The address of Mr.  Grabish in the chart below is 6803 S. Tucson Way,  Centennial,  CO 80112.  Mr. Grabish
serves for an indefinite term, until his resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                    Interested Trustee
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------------------------------------- --------------- -----------------
Name,                         Principal Occupation(s) During Past 5 Years;                Dollar Range    Aggregate
                                                                                                          Dollar Range Of
                                                                                                          Shares
                                                                                                          Beneficially
                                                                                                          Owned in
                                                                                          of Shares       Any of the
Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee;           Beneficially    Oppenheimer/Centennial
Length of Service,            Number of Portfolios in Fund Complex Currently Overseen     Owned in the    Funds Overseen
Age                           by Trustee                                                  Trust           by Trustee
----------------------------- ----------------------------------------------------------- --------------- -----------------
----------------------------- ----------------------------------------------------------- ---------------------------------
                                                                                              As of December 31, 2002
----------------------------- ----------------------------------------------------------- ---------------------------------
----------------------------- ----------------------------------------------------------- --------------- -----------------
Richard F. Grabish,           Senior  Vice  President,  Assistant  Director of Sales and  $0              Over $100,000
Trustee since 2003            Marketing  (since  March  1997),  and  Manager  of Private
Age: 55                       Client  Services  (since  June  1985)  for A.G.  Edwards &
                              Sons, Inc.  (broker/dealer and investment firm).  Chairman and Chief  Executive  Officer  (since  March 2001) of A.G.
                              Edwards  Trust  Company;  Director  (since  March 1988) of
                              A.G.  Edwards & Sons,  Inc.  Formerly  (until  March 1987)
                              President  and  Vice   Chairman  of  A.G.   Edwards  Trust
                              Company.  Oversees 37 portfolios  in the  OppenheimerFunds complex.
----------------------------- ----------------------------------------------------------- --------------- -----------------

7.       The paragraph above the Officers of the Fund Bios on page 51 is replaced with the following:

              "The address of the Officers in the chart below is as follows: Messes. Molleur,  Reinganum,
              O'Hare,  Evans,  Kourkoulakos,  Leavy, Levine,  Manioudakis,  Monoyios,  Steinmetz,  Wilby,
              Zavanelli,  and Zack and Mess. Feld, Putnam,  and Switzer,  Two World Financial Center, 225
              Liberty Street, New York, NY 10281-1008;  for Messrs.  Vottiero, Weiss and Wixted and Mess.
              Bechtolt, Ives and Wolf 6803 S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal."

8.       Effective October 29, 2003, the section titled "Officers of the Fund" on page 51 is changed as follows:

         The  biographies  of Charles  Albers,  Bruce  Bartlett,  Phillip  Masterson and James Turner are
         deleted and replaced with the following biographies of Dr. Marc Reinganum and John J. O'Hare:

         ---------------------------------------------------------------------------------------------------
                                                Officers of the Fund
         ---------------------------------------------------------------------------------------------------
         --------------------------------------- -----------------------------------------------------------
         Name, Address, Age, Position(s)
         Held with Fund and Length of Service
                                                   Principal Occupation(s) During Past 5 Years
         --------------------------------------- -----------------------------------------------------------
         --------------------------------------- -----------------------------------------------------------
         Dr. Marc Reinganum, Vice President      Vice President  (since  September 2002) of the Manager;  a
         and Portfolio Manager since October     Director   of   Quantitative    Research   and   Portfolio
         2003                                    Strategist  for  Equities.  Formerly  the  Mary Jo  Vaughn
         Age:  50                                Rauscher  Chair  in  Financial   Investments  at  Southern
                                                 Methodist  University  since 1995.  At Southern  Methodist
                                                 University  he also served as the  Director of the Finance
                                                 Institute,  Chairman of the Finance Department,  President
                                                 of the  Faculty at the Cox School of  Business  and member of the Board of Trustee Investment Committee.
         --------------------------------------- -----------------------------------------------------------
         --------------------------------------- -----------------------------------------------------------
         John O'Hare, Vice President and         Vice President of the Manager (since  September  2003); an
         Portfolio Manager since 2003            officer of 2 portfolios in the  OppenheimerFunds  complex.
         Age:  45                                Formerly  Executive Vice  President and Portfolio  Manager
                                                 (June  2000 -  August  2003)  and  Portfolio  Manager  and
                                                 Senior Vice President  (August 1997 - June 2000) at Geneva
                                                 Capital Management, Ltd. (an investment advisor).
         --------------------------------------- -----------------------------------------------------------

9.       The Compensation table and the footnote on page 54 is deleted and replace with the following:

--------------------------------------------- ------------------------------ ------------------------------------
 Trustee Name and Other Fund Position(s)       Aggregate Compensation from    Total Compensation From Fund and
(as applicable)                                           Fund1                Fund Complex Paid to Trustees*
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 James C. Swain                                          $33,846                          $177,996
 Chairman of the Board of Trustees
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 William L. Armstrong                                    $17,507                           $92,076
 Audit Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 Robert G. Avis                                          $17,532                           $92,199
 Review Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 George Bowen                                            $17,328                           $91,124
 Audit Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 Edward L. Cameron                                       $18,968                           $99,743
 Audit Committee Chairman
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 Jon S. Fossel                                           $17,986                           $94,590
 Review Committee Chairman
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 Sam Freedman                                            $17,532                           $92,199
 Review Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
Richard F. Grabish                                         $0                              $9,0132
Review Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 Beverly Hamilton4                                      $11,0893                          $113,6595
 Review Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
 Robert J. Malone4                                      $11,0896                           $58,326
 Audit Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
--------------------------------------------- ------------------------------ ------------------------------------
F. William Marshall, Jr.                                 $17,328                          $138,1247
Review Committee Member
--------------------------------------------- ------------------------------ ------------------------------------
Effective  July 1, 2002,  C. Howard Kast and Robert M. Kirchner  retired as Trustees  from the Board II Funds.  For the calendar  year ended  December 31, 2002,  Mr. Kast received  $41,451 and Mr.  Kirchner  received  $38,001 total compensation from all of the Oppenheimer funds for which they served as Trustee.
1.       Aggregate Compensation from Fund includes fees and deferred compensation, if any, for a Trustee.
2.       Effective  October 27, 2003,  Mr. Grabish was elected as Trustee on all Board II Funds (with the exception of  Oppenheimer  Senior  Floating  Rate  Fund).  Prior to that date,  "Total  Compensation  From Fund and Fund
     Complex"  paid to Mr.  Grabish for service as a Trustee,  as well as service on the Review  Committee was paid only by Centennial Government Trust,  Centennial  California Tax Exempt Trust,  Centennial Money Market Trust,
     Centennial New York Tax Exempt Trust,  Centennial Tax Exempt Trust and Centennial  America Fund,  L.P.  (total of six funds for which he previously  served as Trustee on the Board II Funds).  Mr.  Grabish was appointed to the  Review  Committee  beginning  February  24,  2003.  Had he served on the  Review  Committee  for the 2002 calendar year, his "Total Compensation From Fund and Fund Complex" would have been higher.
3.       Includes $5,510 deferred under Deferred Compensation Plan described below.
4.       Mrs.  Hamilton  and Mr.  Malone were  elected as Trustees  of the Board II Funds  effective  June 1, 2002.
     Total  compensation  for Mrs.  Hamilton and Mr. Malone was paid by all the Board II Funds,  with the exception of  Oppenheimer  Senior  Floating  Rate Fund for which they  currently  do not serve as Trustees  (total of 40
     Oppenheimer funds at December 31, 2002).
5.       Includes  $55,333  compensation  (of which 100% was deferred under a deferred  compensation  plan) paid to
     Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and MML Series  Investment  Fund) the  investment  adviser  for which is the  indirect  parent  company of the
     Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a
     series of MassMutual Institutional Funds.
6.       Includes $11,089 deferred under Deferred Compensation Plan described below.
7.       Includes  $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end  investment companies  (MassMutual  Institutional  Funds and MML Series Investment Fund) the investment  adviser for which is the  indirect  parent  company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor  to the
     MassMutual International Equity Fund, a series of MassMutual Institutional Funds.

* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional
Funds and MML Series Investment Fund in accordance with the instructions for Form N-1A.  The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund to be part of the OppenheimerFunds "Fund
Complex" as that term may be otherwise interpreted.

10.      The  following  is  added  as the  sixth  sentence  in  the  paragraph  titled  "The  Investment  Advisory
     Agreements" on page 56 of the Statement of Additional Information:

              "For Multiple Strategies Fund/VA, this includes Christopher Leavy."

December 2, 2003                                                                        PXOVAF.021

                                          OPPENHEIMER MAIN STREET FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                     Supplement dated December 2, 2003 to the
                                           Prospectus dated May 1, 2003

         The Prospectus is changed as follows:

1.       The supplement dated September 16, 2003 is replaced with this supplement.

2.       Add the following at the end of the section  captioned,  "About the Fund's  Investments - Other Investment
     Strategies" on page 6:

         "Loans of Portfolio  Securities.  The Fund has entered into a Securities  Lending Agreement with
         JP  Morgan  Chase.  Under  that  agreement,  portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities  Lending Agreement provides that loans must be adequately  collateralized and may be made only in conformity with the Fund's
         Securities  Lending  Guidelines,  adopted  by the  Fund's  Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

3.       Effective  September 30, 2003,  the section  titled  "Portfolio  Managers" on page 7 of the  Prospectus is deleted and  replaced  with the  following,  to reflect a change in  portfolio  managers  anticipated  to take effect as of that date:

         "Portfolio  Managers.  The Fund is  co-managed  by Nikolaos  Monoyios  and Marc  Reinganum.  Mr.
         Monoyios  is a Vice  President  of the Fund and of the  Manager  and an  officer  and  portfolio manager of other  Oppenheimer  funds.  Prior to joining the Manager in 1998, Mr.  Monoyios was a portfolio manager at Guardian Investor  Services,  the investment  management  subsidiary of The
         Guardian  Life  Insurance  Company.  Dr.  Reinganum  is a Vice  President of the Fund and of the
         Manager.  Prior to joining the Manager in September  2002, Dr.  Reinganum was the Mary Jo Vaughn
         Rauscher Chair in Financial Investments at Southern Methodist University.  At Southern Methodist
         University  he also served as the  Director of the  Finance  Institute,  Chairman of the Finance
         Department,  President  of the Faculty at the Cox School of Business  and member of the Board of
         Trustee Investment Committee."

        December 2, 2003                                                PS0650.004